19. TAXES IN INSTALLMENTS (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
TaxesInInstallmentsLineItems [Line Items]
Federal REFIS debts and other tax installment payment plans, current		R$ 45,331	R$ 19,498
Federal REFIS debts and other tax installment payment plans, noncurrent		160,247	67,727
Federal REFIS law 11.941/09 [member]
TaxesInInstallmentsLineItems [Line Items]
Federal REFIS debts and other tax installment payment plans, current	[1]	12,214	12,172
Federal REFIS debts and other tax installment payment plans, noncurrent	[1]	15,529	17,436
Federal REFIS law 12.865/13 [member]
TaxesInInstallmentsLineItems [Line Items]
Federal REFIS debts and other tax installment payment plans, current	[2]	6,633	6,481
Federal REFIS debts and other tax installment payment plans, noncurrent	[2]	42,883	48,306
Other taxes in installments [member]
TaxesInInstallmentsLineItems [Line Items]
Federal REFIS debts and other tax installment payment plans, current		26,484	845
Federal REFIS debts and other tax installment payment plans, noncurrent		R$ 101,835	R$ 1,985

[1]	The refinancing program of Law 11,941 / 09 has a balance arising from the adhesion to the REFIS of taxes on profit (IRPJ and CSLL) for the years 2006, 2007 and 2012 and taxes on billing (PIS and COFINS) for the years 2006 and 2007. The installment payment is paid in monthly installments, with interest at the SELIC rate, which is the rate of the Brazilian federal funds
[2]	The refinancing program of Law 12.865 / 13 has a balance resulting from the adhesion to the REFIS of taxes on profit (IRPJ and CSLL) for the payment of the amounts related to taxes on the profit of the affiliates or subsidiaries abroad in 2009 to 2011. It is due in monthly installments, with interest at the SELIC rate, which is the rate of Brazilian federal funds.